Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (4,000)	$ (47,241)	$ (193,465)	$ (265,617)	$ (376,853)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Non-cash terminal use agreement maintenance expense			160	16,763	24,461
Depreciation and amortization expense	47,000	2,000	83,238	2,479	967
Amortization of debt issuance costs, deferred commitment fees, premium and discount	5,000	0	11,711	2,100	0
Loss on early extinguishment of debt	42,000	0	52,180	96,273	114,335
Total (gains) losses on derivatives, net	41,000	15,000	(36,380)	7,377	118,199
Net cash used for settlement of derivative instruments	(11,000)	(3,000)	(6,705)	(41,756)	(22,093)
Other			(432)	0	0
Changes in operating assets and liabilities:
Accounts and other receivables	(11,000)	0	(89,820)	15	(22)
Accounts receivable—affiliate	56,000	0	(98,590)	350	(1,584)
Advances to affiliate	(40,000)	0	722	(4,342)	(14,539)
Inventory	18,000	(3,000)	(60,045)	(3,565)	(22,963)
Accounts payable and accrued liabilities	(39,000)	(3,000)	179,295	(4,967)	9,234
Due to affiliates	2,000	(2,000)	954	6,347	(2,373)
Deferred revenue	(10,000)	0	45,921	0	0
Deferred revenue—affiliate	19,000	0
Other, net	3,000	(3,000)	(10,219)	(975)	(2,622)
Other, net—affiliate	(2,000)	2,000	(9,052)	(17,713)	0
Net cash provided by (used in) operating activities	116,000	(42,000)	(129,663)	(207,231)	(175,853)
Cash flows from investing activities
Property, plant and equipment, net	(528,000)	(712,000)	(2,305,737)	(2,861,000)	(2,548,855)
Other	0	(28,000)	(32,127)	(62,034)	(38,710)
Net cash used in investing activities	(528,000)	(740,000)	(2,337,864)	(2,923,034)	(2,587,565)
Cash flows from financing activities
Proceeds from issuances of debt	2,314,000	785,000	5,442,500	2,860,000	2,584,500
Repayments of debt	(703,000)	(15,000)	(2,765,000)	0	(177,000)
Debt issuance and deferred financing costs	(26,000)	0	(42,106)	(168,635)	(102,687)
Debt extinguishment costs			(424)	0	0
Capital contributions from Cheniere Partners	0	1,000	1,250	15,297	11,734
Net cash provided by financing activities	1,585,000	771,000	2,636,220	2,706,662	2,316,547
Net increase (decrease) in cash, cash equivalents and restricted cash	1,173,000	(11,000)	168,693	(423,603)	(446,871)
Cash, cash equivalents and restricted cash—beginning of period	357,953	189,260	189,260	612,863	1,059,734
Cash, cash equivalents and restricted cash—end of period	1,531,000	178,000	357,953	189,260	612,863
Balances per Balance Sheets:
Cash and cash equivalents	0	0	0	0	0
Restricted cash	531,000	178,000	357,953	189,260	155,810
Non-current restricted cash	1,000,000	0	0	0	457,053
Total cash, cash equivalents and restricted cash	$ 1,531,000	$ 178,000	$ 357,953	$ 189,260	$ 612,863